SIGNIFICANT ACCOUNTING POLICIES - Variable Interest Entities (Details) $ in Millions	Sep. 30, 2018 USD ($) JointVenture		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Variable Interest Entity [Line Items]
Other equity investments	$ 1,387.0	[1]	$ 1,392.0	[2]	$ 1,345.0	[2]
Variable interest entity, maximum loss exposure			1,131.0
Total assets			393.0		36.0
Real estate held for production of income	54.0	[1]	390.0	[2]	56.0	[2]
Total liabilities			229.0		11.0
Redeemable non-controlling interest	$ 143.0	[1]	626.0	[2]	$ 403.0	[2]
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of consolidated real estate joint ventures | JointVenture	1
Total assets	$ 37.0
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure
Variable Interest Entity [Line Items]
Real estate held for production of income	$ 17.0
Number of noncosolidated real estate joint ventures | JointVenture	2
Voting Interest Entities | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets	$ 121.0
Total liabilities	3.0
Noncontrolling interest in variable interest entity	21.0
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets	202.0
Total liabilities	6.0
Redeemable non-controlling interest	80.0
Adjustments for New Accounting Pronouncement | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Variable interest entity, unfunded commitments	783.0
Adjustments for New Accounting Pronouncement | Other Equity Investments | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Variable interest entity, nonconsolidated net assets	166,100.0
Variable interest entity, maximum loss exposure	1,200.0
Insurance | Adjustments for New Accounting Pronouncement | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Other equity investments	1,200.0
Total investment management and service fees
Variable Interest Entity [Line Items]
Variable interest entity, nonconsolidated net assets			53,600.0
Variable interest entity, maximum loss exposure			$ 7.9
Total investment management and service fees | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Variable interest entity, nonconsolidated net assets	58,200.0
Variable interest entity, maximum loss exposure	$ 6.0

[1]	See Note 2 for details of balances with variable interest entities.
[2]	See Note 2 for details of balances with variable interest entities.